Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Contract Liabilities [Abstract]
Summary of Contract Liabilities

	June 30,
	2022	2021

Current - contract liabilities - hardware sales contracts	$3,938	$310,102
Non-current - Other liabilities	4,352,412	-
	$4,356,350	$310,102